Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jan. 02, 2022 USD ($)
Product Information [Line Items]
Accumulated other comprehensive loss	$ 2,009,421	$ 1,490,621
Allowance for credit loss	500,857	474,758
Bad debt expense for other receivable	34,189	144,415	$ 37,032
Impairment loss	0	0
Prepayments	500,000
Allowance for doubtful account prepayment	173,736	171,286
Impairment of long-lived assets	0	0
Warrant provision	0	0	0
Advertising costs	22,677	61,566	95,808
R&D expenses	$ 80,948	$ 112,668	$ 136,690
Potential dilutive shares | shares	0	0	0
Expenses	$ 166,199	$ 171,674	$ 135,713
ROU assets	210,058	$ 310,443		$ 201,180
Operating lease liabilities	224,813			$ 201,180
Sewage Treatment Services [Member]
Product Information [Line Items]
Revenue remaining performance obligations	562,609
Sewage Treatment Services 1 [Member]
Product Information [Line Items]
Revenue remaining performance obligations	$ 483,698
China, Yuan Renminbi
Product Information [Line Items]
Foreign currency exchange rate, translation	7.08	6.96
Foreign currency average translation rates	7.05	6.73	6.45
Hong Kong, Dollars
Product Information [Line Items]
Foreign currency exchange rate, translation	7.81	7.80
Foreign currency average translation rates	7.83	7.83	7.77